DERIVATIVE CONTRACTS (Tables)	9 Months Ended
Sep. 30, 2013
Location in Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss and Amount of Realized and Unrealized Gains/(Losses) Recognized in Income for Derivative Contracts Not Designated as Hedging Instruments

The following table reflects the location in the unaudited interim condensed consolidated statements of comprehensive loss and the amount of realized and unrealized gains/(losses) recognized in income for the derivative contracts not designated as hedging instruments for the nine months ended September 30, 2012 and 2013:

	Statement of comprehensive loss location	Nine Months Ended September 30,
		2012	2013
		(RMB’000)	(RMB’000)	(US$’000)
		(unaudited)	(unaudited)
Foreign exchange derivative contracts (not designated as hedging instruments)—realized	Changes in fair value of derivative contracts	38,046	27,926	4,563
Foreign exchange derivative contracts (not designated as hedging instruments)—unrealized	Changes in fair value of derivative contracts	(35,005)	12,274	2,005
Commodity derivative contracts (not designated as hedging instruments)—realized	Changes in fair value of derivative contracts	(17,777)	(13,537)	(2,212)
Commodity derivative contracts (not designated as hedging instruments)—unrealized	Changes in fair value of derivative contracts	25,883	1,809	296
Interest rate swap derivative contracts (not designated as hedging instruments)—unrealized	Changes in fair value of derivative contracts	(3,133)	231	38

		8,014	28,703	4,690

Fair Values of Derivatives Included in Interim Condensed Consolidated Balance Sheets

The following table reflects the fair values of derivatives included in the interim condensed consolidated balance sheets as of December 31, 2012 and September 30, 2013:

	Balance sheet location	Fair value as of
		December 31, 2012	September 30, 2013
		(RMB’000)	(RMB’000)	(US$’000)
			(unaudited)
Derivative assets (not designated as hedging instruments):
Foreign exchange derivative contracts	Current assets: Derivative contracts	—	5,310	868

Derivative liabilities (not designated as hedging instruments):
Foreign exchange derivative contracts	Current liabilities: Derivative contracts	7,732	768	125
Commodity derivative contracts	Current liabilities: Derivative contracts	1,809	—	—
Interest rate swap derivative contracts	Current liabilities: Derivative contracts	7,770	7,539	1,232

		17,311	8,307	1,357